Columbia Emerging Markets Bond Fund
Third Quarter Report
May 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Emerging Markets Bond Fund, May 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 9.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 1.1%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	3,719,000	3,066,699
China 0.1%
Country Garden Holdings Co., Ltd.(a),(b)
07/12/2026	0.000%	3,600,000	273,056
Hong Kong 0.3%
NWD MTN Ltd.(a)
05/19/2030	4.500%	2,100,000	913,215
India 0.5%
Adani Ports & Special Economic Zone Ltd.(a)
08/02/2041	5.000%	1,700,000	1,330,504
Ivory Coast 0.3%
Ivory Coast Government International Bond(a)
04/01/2036	8.075%	830,000	784,474
Russian Federation 0.4%
Phosagro OAO Via Phosagro Bond Funding DAC(a),(c)
09/16/2028	2.600%	1,532,000	1,084,226
Saudi Arabia 2.0%
EIG Pearl Holdings Sarl(a)
08/31/2036	3.545%	1,687,492	1,482,095
Greensaif Pipelines Bidco Sarl(a)
02/23/2036	5.853%	1,935,000	1,935,752
02/23/2038	6.129%	1,100,000	1,115,622
08/23/2042	6.103%	1,162,000	1,138,975
Total			5,672,444
South Africa 0.7%
Sasol Financing USA LLC
03/18/2031	5.500%	2,477,000	2,026,926
South Korea 1.0%
LG Chem Ltd.(a)
07/07/2026	1.375%	1,286,000	1,237,829
SK Hynix Inc(a)
01/17/2026	6.250%	1,500,000	1,513,041
Total			2,750,870
Tanzania 0.7%
AngloGold Ashanti Holdings PLC
10/01/2030	3.750%	565,000	521,935
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HTA Group Ltd.(a)
06/04/2029	7.500%	1,468,000	1,494,589
Total			2,016,524
Turkey 0.7%
Sisecam UK PLC(a)
05/02/2032	8.625%	2,050,000	2,051,533
United Arab Emirates 1.2%
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2036	2.625%	1,780,000	1,489,362
09/30/2040	2.940%	2,354,718	1,892,529
Total			3,381,891
Zambia 0.4%
Zambia Government International Bond(a),(d)
12/31/2053	0.500%	1,543,355	937,698
Total Corporate Bonds & Notes (Cost $28,723,986)			26,290,060

Foreign Government Obligations(e),(f) 77.6%

Angola 0.5%
Angolan Government International Bond(a)
05/08/2048	9.375%	2,056,000	1,512,078
Argentina 3.2%
Argentine Republic Government International Bond(g)
07/09/2035	4.125%	12,867,884	8,657,434
07/09/2046	4.125%	596,136	390,390
Total			9,047,824
Azerbaijan 0.3%
Republic of Azerbaijan International Bond(a)
09/01/2032	3.500%	960,000	841,187
Bahrain 1.7%
Bahrain Government International Bond(a)
05/18/2034	5.625%	2,443,000	2,218,107
CBB International Sukuk Programme Co. WLL(a)
05/18/2029	3.875%	2,707,000	2,514,851
Total			4,732,958

Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, May 31, 2025 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brazil 1.3%
Brazilian Government International Bond
01/22/2032	6.125%	1,436,000	1,453,688
01/27/2045	5.000%	1,365,000	1,014,249
02/21/2047	5.625%	767,000	608,086
05/13/2054	7.125%	593,000	549,451
Total			3,625,474
Chile 3.1%
Chile Government International Bond
01/25/2050	3.500%	2,800,000	1,943,206
Corp Nacional del Cobre de Chile(a)
02/05/2049	4.375%	834,000	610,200
Corp. Nacional del Cobre de Chile(a)
01/08/2034	5.950%	4,083,000	4,079,074
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	1,500,000	1,533,257
Empresa Nacional del Petroleo(a)
05/10/2033	6.150%	613,000	618,615
Total			8,784,352
Colombia 3.3%
Colombia Government International Bond
01/30/2030	3.000%	352,000	301,543
04/15/2031	3.125%	579,000	474,079
04/22/2032	3.250%	1,652,000	1,296,561
04/25/2035	8.500%	720,000	744,531
11/14/2035	8.000%	418,000	418,959
11/07/2036	7.750%	1,351,000	1,312,092
09/18/2037	7.375%	1,500,000	1,422,353
02/26/2044	5.625%	912,000	665,209
11/14/2053	8.750%	2,517,000	2,455,822
Total			9,091,149
Costa Rica 0.2%
Costa Rica Government International Bond(a)
11/13/2054	7.300%	515,000	525,896
Dominican Republic 1.8%
Dominican Republic International Bond(a)
01/30/2030	4.500%	2,489,000	2,337,246
09/23/2032	4.875%	1,288,000	1,174,111
04/30/2044	7.450%	700,000	721,506
06/05/2049	6.400%	800,000	733,028
Total			4,965,891
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Ecuador 1.0%
Ecuador Government International Bond(a),(g)
07/31/2030	6.900%		1,500,000	1,159,217
07/31/2035	5.500%		820,000	510,970
07/31/2040	5.000%		1,861,021	997,088
Total				2,667,275
Egypt 2.2%
Egypt Government International Bond(a)
04/11/2031	6.375%	EUR	1,700,000	1,731,453
05/29/2032	7.625%		1,412,000	1,267,245
09/30/2033	7.300%		2,220,000	1,894,996
02/21/2048	7.903%		1,763,000	1,282,058
Total				6,175,752
Ethiopia 0.5%
Ethiopia International Bond(a),(b)
12/11/2024	0.000%		1,168,000	1,035,694
12/11/2024	0.000%		462,000	409,666
Total				1,445,360
Ghana 0.9%
Ghana Government International Bond(a),(g)
07/03/2035	5.000%		3,450,000	2,560,763
Guatemala 0.7%
Guatemala Government Bond(a)
08/06/2031	6.050%		886,000	888,204
10/07/2033	3.700%		792,000	663,852
06/01/2050	6.125%		357,000	316,102
Total				1,868,158
Hungary 1.4%
Hungary Government International Bond(a)
09/22/2031	2.125%		3,492,000	2,868,155
09/21/2051	3.125%		1,700,000	992,598
Total				3,860,753
India 0.7%
Export-Import Bank of India(a)
01/15/2030	3.250%		2,000,000	1,864,974
Indonesia 2.9%
Indonesia Government International Bond
09/18/2029	3.400%		5,000,000	4,798,341
10/30/2049	3.700%		375,000	273,848
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%		1,145,000	1,142,800
Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, May 31, 2025 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
PT Perusahaan Listrik Negara(a)
07/17/2049	4.875%		2,300,000	1,827,933
Total				8,042,922
Ivory Coast 1.0%
Ivory Coast Government International Bond(a)
10/17/2031	5.875%	EUR	2,700,000	2,841,190
Jordan 0.4%
Jordan Government International Bond(a)
10/10/2047	7.375%		1,197,000	1,030,495
Kazakhstan 2.3%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		3,287,000	3,250,918
04/19/2047	5.750%		3,691,000	3,109,427
Total				6,360,345
Malaysia 1.0%
Petronas Capital Ltd.(a)
04/03/2055	5.848%		2,810,000	2,779,428
Mexico 6.9%
Comision Federal de Electricidad(a)
07/26/2033	3.875%		3,200,000	2,664,448
Mexican Bonos
05/31/2029	8.500%	MXN	61,500,000	3,151,014
Mexico Government International Bond
01/15/2047	4.350%		1,800,000	1,248,373
02/10/2048	4.600%		3,554,000	2,532,837
05/07/2054	6.400%		2,984,000	2,631,501
Petroleos Mexicanos
11/12/2026	7.470%	MXN	42,200,000	2,085,959
01/28/2031	5.950%		1,174,000	1,017,338
01/23/2045	6.375%		1,809,000	1,219,793
02/12/2048	6.350%		1,400,000	910,187
01/23/2050	7.690%		2,264,000	1,665,409
Total				19,126,859
Mongolia 0.1%
Mongolia Government International Bond(a)
01/19/2028	8.650%		340,000	353,685
Morocco 0.8%
OCP SA(a)
03/01/2036	6.700%		839,000	825,049
06/23/2051	5.125%		2,000,000	1,461,007
Total				2,286,056
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nigeria 1.8%
Nigeria Government International Bond(a)
09/28/2028	6.125%	1,100,000	1,019,607
09/28/2033	7.375%	2,386,000	2,024,174
12/09/2034	10.375%	776,000	777,064
11/28/2047	7.625%	1,531,000	1,147,340
Total			4,968,185
Oman 1.7%
Oman Government International Bond(a)
10/28/2027	6.750%	1,339,000	1,388,699
01/17/2048	6.750%	3,254,000	3,271,545
Total			4,660,244
Pakistan 0.8%
Pakistan Government International Bond(a)
09/30/2025	8.250%	419,000	416,971
12/05/2027	6.875%	1,000,000	927,202
04/08/2031	7.375%	1,078,000	918,394
Total			2,262,567
Panama 2.0%
Panama Government International Bond
03/01/2031	7.500%	1,026,000	1,073,924
09/29/2032	2.252%	2,200,000	1,619,146
01/19/2033	3.298%	2,186,000	1,722,675
01/19/2063	4.500%	1,917,000	1,158,349
Total			5,574,094
Paraguay 2.0%
Paraguay Government International Bond(a)
06/28/2033	3.849%	1,391,000	1,241,144
08/11/2044	6.100%	3,700,000	3,457,241
03/30/2050	5.400%	925,000	776,348
Total			5,474,733
Peru 2.4%
Peruvian Government International Bond
01/15/2034	3.000%	2,835,000	2,358,667
11/18/2050	5.625%	3,742,000	3,486,509
Petroleos del Peru SA(a)
06/19/2047	5.625%	1,500,000	905,932
Total			6,751,108
Philippines 1.3%
Philippine Government International Bond
07/06/2046	3.200%	5,410,000	3,728,143

Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, May 31, 2025 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Poland 1.7%
Republic of Poland Government International Bond
10/04/2033	4.875%	1,350,000	1,323,875
09/18/2034	5.125%	2,551,000	2,528,164
03/18/2054	5.500%	1,100,000	1,000,074
Total			4,852,113
Qatar 2.9%
Qatar Government International Bond(a)
04/23/2028	4.500%	700,000	705,238
03/14/2029	4.000%	7,483,000	7,413,139
Total			8,118,377
Romania 3.8%
Romanian Government International Bond(a)
02/27/2027	3.000%	2,284,000	2,183,541
02/14/2031	3.000%	6,364,000	5,317,264
03/27/2032	3.625%	2,552,000	2,137,695
02/10/2037	7.500%	1,080,000	1,088,017
Total			10,726,517
Russian Federation 0.3%
Gazprom PJSC via Gaz Finance PLC(a)
02/25/2030	3.250%	1,383,000	898,950
Saudi Arabia 4.0%
KSA Sukuk Ltd.(a)
10/29/2029	2.969%	1,400,000	1,309,878
Saudi Government International Bond(a)
10/22/2030	3.250%	1,550,000	1,443,668
01/13/2035	5.625%	1,302,000	1,346,154
01/21/2055	3.750%	6,584,000	4,369,254
01/21/2055	3.750%	1,300,000	862,702
02/02/2061	3.450%	3,262,000	1,955,622
Total			11,287,278
South Africa 0.9%
Republic of South Africa Government International Bond
09/30/2049	5.750%	934,000	677,255
04/20/2052	7.300%	1,236,000	1,070,367
Republic of South Africa Government International Bond(a)
11/19/2054	7.950%	925,000	848,371
Total			2,595,993
Sri Lanka 0.7%
Sri Lanka Government International Bond(a)
04/15/2028	4.000%	283,003	263,355
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sri Lanka Government International Bond(a),(g)
01/15/2030	3.100%	290,052	251,555
03/15/2033	3.350%	568,932	441,804
06/15/2035	3.600%	384,160	259,332
05/15/2036	3.600%	266,616	207,293
02/15/2038	3.600%	533,456	416,165
Total			1,839,504
Turkey 6.2%
Turkey Government International Bond
04/14/2026	4.250%	1,350,000	1,334,924
03/25/2027	6.000%	2,000,000	2,001,631
02/17/2028	5.125%	4,900,000	4,750,250
03/14/2029	9.375%	800,000	867,165
04/26/2029	7.625%	2,400,000	2,465,289
05/30/2040	6.750%	760,000	668,805
Turkiye Government International Bond
03/13/2030	5.250%	2,526,000	2,346,612
05/15/2034	7.625%	2,840,000	2,838,922
Total			17,273,598
Ukraine 1.4%
Ukraine Government International Bond(a),(h)
02/01/2030	0.000%	206,867	100,168
02/01/2034	0.000%	773,031	290,237
Ukraine Government International Bond(a),(g)
02/01/2034	1.750%	1,207,380	595,256
02/01/2035	1.750%	2,916,237	1,413,413
02/01/2036	1.750%	1,209,853	568,462
Ukraine Government International Bond(a),(b)
08/01/2041	7.750%	1,200,000	870,662
Total			3,838,198
United Arab Emirates 4.3%
Abu Dhabi Developmental Holding Co. PJSC(a)
05/06/2035	5.000%	1,585,000	1,561,928
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	551,000	364,939
DP World Crescent Ltd.(a)
09/26/2028	4.848%	1,500,000	1,493,617
05/08/2035	5.500%	1,390,000	1,387,434
DP World Ltd.(a)
09/25/2048	5.625%	1,000,000	913,889
DP World PLC(a)
07/02/2037	6.850%	4,490,000	4,846,695
MDGH GMTN (RSC), Ltd.(a)
04/28/2033	5.500%	1,292,000	1,328,694
MDGH GMTN RSC Ltd.(a)
05/22/2053	5.084%	205,000	184,091
Total			12,081,287
Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, May 31, 2025 (Unaudited)
Foreign Government Obligations(e),(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uruguay 0.2%
Uruguay Government International Bond
11/20/2045	4.125%	776,054	641,085
Venezuela 0.8%
Petroleos de Venezuela SA(a),(b)
05/16/2024	0.000%	16,531,520	1,967,197
Venezuela Government International Bond(a),(b)
10/13/2024	0.000%	1,613,800	253,248
Total			2,220,445
Zambia 0.2%
Zambia Government International Bond(a),(g)
06/30/2033	5.750%	560,423	502,916
Total Foreign Government Obligations (Cost $233,603,805)			216,686,159

Money Market Funds 10.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.495%(i),(j)	29,803,802	29,794,861
Total Money Market Funds (Cost $29,796,174)		29,794,861
Total Investments in Securities (Cost $292,123,965)		272,771,080
Other Assets & Liabilities, Net		6,582,532
Net Assets		$279,353,612
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,665,337 EUR	7,465,492 USD	Citi	06/26/2025	—	(113,856)
97,979,057 MXN	5,017,487 USD	State Street	06/26/2025	—	(19,263)
Total				—	(133,119)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2025, the total value of these securities amounted to $155,523,274, which represents 55.67% of total net assets.

(b)	Represents a security in default.
(c)
As a result of sanctions and restricted cross-border payments, certain payments have not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record payments when it is considered collectible.

(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2025.

(h)	Zero coupon bond.
(i)	The rate shown is the seven-day current annualized yield at May 31, 2025.
(j)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.495%
	13,545,110	90,535,195	(74,283,676)	(1,768)	29,794,861	(275)	550,620	29,803,802

Columbia Emerging Markets Bond Fund  | 2025

Portfolio of Investments  (continued)
Columbia Emerging Markets Bond Fund, May 31, 2025 (Unaudited)
Currency Legend
EUR	Euro
MXN	Mexican Peso
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Emerging Markets Bond Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT141_08_R01_(07/25)